INVESTMENT MANAGERS SERIES TRUST

235 West Galena Street

Milwaukee, Wisconsin 53212

July 15, 2025

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”) File No. 333-122901 and 811-21719 on behalf of the AAM/HIMCO Short Duration Fund, AAM/Insight Select Income Fund, Bahl & Gaynor Income Growth Fund, Bramshill Multi-Strategy Income Fund, EP Emerging Markets Fund, EuroPac Gold Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, EuroPac International Value Fund, Genter Dividend Income Fund, Gramercy Emerging Markets Debt Fund, Ironclad Managed Risk Fund, Palmer Square Income Plus Fund, Palmer Square Ultra-Short Duration Investment Grade Fund, Riverbridge Growth Fund, Robinson Opportunistic Income Fund, Robinson Tax Advantaged Income Fund, Towle Value Fund, Vaughan Nelson Emerging Markets Fund, Vaughan Nelson International Fund, WCM China Quality Growth Fund, WCM Focused Emerging Markets ex China Fund, WCM Focused Emerging Markets Fund, WCM Focused International Equity Fund, WCM Focused International Growth Fund, WCM Focused International Opportunities Fund, WCM International Small Cap Growth Fund, WCM Mid Cap Quality Value Fund, WCM Small Cap Growth Fund, WCM SMID Quality Value Fund (each, a “Fund”)

Ladies and Gentlemen:

This Preliminary Proxy Statement is being filed for the purpose of seeking shareholder approval of five trustees to the Board of Trustees of the Trust. Please direct your comments to the undersigned at (626) 385-5777. I can also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/Diane J. Drake

Diane J. Drake

Secretary